Parent Only Financial Statements (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Total current assets	$ 71,109	$ 123,464
TOTAL ASSETS	71,109	123,464
CURRENT LIABILITIES
TOTAL LIABILITIES	2,914,449	2,610,773
STOCKHOLDERS' EQUITY
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,503 shares issued and outstanding at December 31, 2017 and 2016; liquidation preference of $4,689,503)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2017 and 2016)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(31,078,310)	(30,791,423)
Accumulated other comprehensive income	1,019,837	1,088,981
Total stockholders' equity	(3,922,903)	(3,566,872)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	71,109	123,464
Parent [Member]
CURRENT ASSETS
Loan receivable from CNM	2,791,304	2,791,304
Total current assets	2,791,304	2,791,304
TOTAL ASSETS	2,791,304	2,791,304
CURRENT LIABILITIES
Other payable	1,653,463	1,418,988
TOTAL LIABILITIES	1,653,463	1,418,988
STOCKHOLDERS' EQUITY
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,503 shares issued and outstanding at December 31, 2017 and 2016; liquidation preference of $4,689,503)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2017 and 2016)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(25,188,077)	(24,953,602)
Accumulated other comprehensive income	190,348	190,348
Total stockholders' equity	1,137,841	1,372,316
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,791,304	$ 2,791,304